Significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
CV database | Minimum
Significant accounting policies
Estimated useful life, intangible assets	2 years
CV database | Maximum
Significant accounting policies
Estimated useful life, intangible assets	10 years
Non-contractual customer relationships | Minimum
Significant accounting policies
Estimated useful life, intangible assets	5 years
Non-contractual customer relationships | Maximum
Significant accounting policies
Estimated useful life, intangible assets	10 years
Domain names
Significant accounting policies
Estimated useful life, intangible assets	10 years
Patents and trademarks | Minimum
Significant accounting policies
Estimated useful life, intangible assets	5 years
Patents and trademarks | Maximum
Significant accounting policies
Estimated useful life, intangible assets	10 years
Website software
Significant accounting policies
Estimated useful life, intangible assets	3 years
Software
Significant accounting policies
Estimated useful life, intangible assets	5 years
Corporate, office software, licences and others | Minimum
Significant accounting policies
Estimated useful life, intangible assets	1 year
Corporate, office software, licences and others | Maximum
Significant accounting policies
Estimated useful life, intangible assets	3 years